Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

13. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings per share:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net income attributable to Yalla Group Limited’s shareholders	117,342,777	135,684,241	149,834,991
Numerator for basic and diluted earnings per share calculation	117,342,777	135,684,241	149,834,991
Denominator:
Denominator for basic earnings per share calculation	159,264,843	160,429,693	155,977,062
Dilutive effect of outstanding share options	22,535,397	22,726,631	24,105,748
Denominator for diluted earnings per share calculation	181,800,240	183,156,324	180,082,810
Earnings per ordinary share
——Basic	0.74	0.85	0.96
——Diluted	0.65	0.74	0.83